Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of the valuation of the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis
The following tables summarize the valuation of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis in accordance with the classifications provided above as of December 31, 2016 and 2015 (in thousands).

	Fair Value Measurements at December 31, 2016 using
Description
	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Oil and natural gas derivatives	$—	$(24,954)	$—	$(24,954)
Total	$—	$(24,954)	$—	$(24,954)

	Fair Value Measurements at December 31, 2015 using
Description
	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Oil and natural gas derivatives	$—	$16,284	$—	$16,284
Total	$—	$16,284	$—	$16,284